General Information (Details 4) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Trade and other current receivables	$ 473,691,412	$ 506,711,173
Inventories	424,300,960	459,384,555
Total current assets	1,511,097,013	1,771,266,840
Property, plant and equipment (net)	1,460,212,852	1,522,708,449	$ 1,273,987,695
Intangible assets other tan goodwill	236,870,759	244,632,721	$ 153,123,207
Right of use assets	47,784,003	45,017,172
Total non-current assets	2,134,289,956	2,218,450,150
Total Assets	3,645,386,969	3,989,716,990
Current lease liabilities	9,689,870	9,451,551
Trade and other current payables	460,627,211	514,887,185
Other current liabilities	1,457,950	375,565
Total current liabilities	795,650,399	860,006,211
Non-current lease liabilities	42,232,779	39,782,317
Deferred taxes liabilities	88,965,851	127,956,679
Total non-current liabilities	1,233,276,067	1,457,195,469
Total Liabilities	2,028,926,466	2,317,201,680
Non-controlling interests	144,530,957	$ 147,332,125
A V S. A. [Member]
IfrsStatementLineItems [Line Items]
Trade and other current receivables	5,935,199
Inventories	5,053,629
Other current assets	819,009
Total current assets	11,807,837
Property, plant and equipment (net)	6,621,135
Intangible assets other tan goodwill	12,264,118
Right of use assets	119,480
Total non-current assets	19,004,733
Total Assets	30,812,570
Current lease liabilities	59,618
Trade and other current payables	10,578,725
Other current liabilities	1,460,285
Total current liabilities	12,098,628
Non-current lease liabilities	59,862
Deferred taxes liabilities	1,180,741
Total non-current liabilities	1,240,603
Total Liabilities	13,339,231
Net identifiable assets acquired	17,473,339
Non-controlling interests	(8,559,035)
Investment value	8,914,304
Consideration transferred	(18,860,580)
Cash flow obtained by business combination	17,112,779
Other reserves	(7,166,503)
Total provisional fair value